Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$653,446.82

Principal:
Principal Collections	$10,569,180.52
Prepayments in Full	$4,449,155.79
Liquidation Proceeds	$80,488.11
Recoveries	$121,490.04
Sub Total	$15,220,314.46
Collections	$15,873,761.28

Purchase Amounts:
Purchase Amounts Related to Principal	$493,440.53
Purchase Amounts Related to Interest	$2,610.49
Sub Total	$496,051.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,369,812.30

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,369,812.30
Servicing Fee	$138,803.77	$138,803.77	$0.00	$0.00	$16,231,008.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,231,008.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,231,008.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,231,008.53
Interest - Class A-4 Notes	$18,179.80	$18,179.80	$0.00	$0.00	$16,212,828.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,212,828.73
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$16,129,342.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,129,342.65
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$16,060,009.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,060,009.32
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$15,962,342.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,962,342.65
Regular Principal Payment	$15,160,762.33	$15,160,762.33	$0.00	$0.00	$801,580.32
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$801,580.32
Residual Released to Depositor	$0.00	$801,580.32	$0.00	$0.00	$0.00
Total		$16,369,812.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,160,762.33
Total					$15,160,762.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,160,762.33	$85.62	$18,179.80	$0.10	$15,178,942.13	$85.72
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$15,160,762.33	$7.43	$268,665.88	$0.13	$15,429,428.21	$7.56

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$21,815,761.36	0.1232042	$6,654,999.03	0.0375840
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$161,805,761.36	0.0793220	$146,644,999.03	0.0718897

Pool Information
Weighted Average APR	4.713%	4.746%
Weighted Average Remaining Term	19.00	18.26
Number of Receivables Outstanding	22,520	21,278
Pool Balance	$166,564,525.86	$150,857,696.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$161,805,761.36	$146,644,999.03
Pool Factor	0.0801194	0.0725642

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$4,212,697.35
Targeted Overcollateralization Amount	$4,212,697.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,212,697.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		132	$114,600.90
(Recoveries)		234	$121,490.04
Net Loss for Current Collection Period			$(6,889.14)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0496%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.7411%
Second Preceding Collection Period			0.7859%
Preceding Collection Period			0.7737%
Current Collection Period			-0.0521%
Four Month Average (Current and Preceding Three Collection Periods)			0.8122%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,383	$17,517,609.81
(Cumulative Recoveries)			$2,533,934.36
Cumulative Net Loss for All Collection Periods			$14,983,675.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7207%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,089.66
Average Net Loss for Receivables that have experienced a Realized Loss			$1,787.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.21%	442	$4,839,623.59
61-90 Days Delinquent	0.28%	34	$424,360.73
91-120 Days Delinquent	0.05%	7	$76,757.44
Over 120 Days Delinquent	1.19%	120	$1,787,891.50
Total Delinquent Receivables	4.73%	603	$7,128,633.26

Repossession Inventory:
Repossessed in the Current Collection Period		14	$161,301.91
Total Repossessed Inventory		17	$218,997.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8419%
Preceding Collection Period			0.8126%
Current Collection Period			0.7567%
Three Month Average			0.8037%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer